Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.75425%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$281,560.96

Principal:
Principal Collections	$6,224,754.70
Prepayments in Full	$2,236,227.94
Liquidation Proceeds	$66,201.11
Recoveries	$49,803.81
Sub Total	$8,576,987.56
Collections	$8,858,548.52

Purchase Amounts:
Purchase Amounts Related to Principal	$141,664.33
Purchase Amounts Related to Interest	$567.10
Sub Total	$142,231.43

Clean-up Call	$104,109,882.21

Reserve Account Draw Amount	$5,621,599.30

Available Funds - Total	$118,732,261.46

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$118,732,261.46
Servicing Fee	$94,105.39	$94,105.39	$0.00	$0.00	$118,638,156.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$118,638,156.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$118,638,156.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$118,638,156.07
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$118,638,156.07
Interest - Class A-4 Notes	$48,268.39	$48,268.39	$0.00	$0.00	$118,589,887.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$118,589,887.68
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$118,537,007.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$118,537,007.93
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$118,497,382.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$118,497,382.60
Regular Principal Payment	$85,898,546.39	$85,898,546.39	$0.00	$0.00	$32,598,836.21
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,598,836.21
Residual Released to Depositor	$0.00	$32,598,836.21	$0.00	$0.00	$0.00
Total		$118,732,261.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$85,898,546.39
Total					$85,898,546.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$33,288,546.39	$314.87	$48,268.39	$0.46	$33,336,814.78	$315.33
Class B Notes	$31,570,000.00	$1,000.00	$52,879.75	$1.68	$31,622,879.75	$1,001.68
Class C Notes	$21,040,000.00	$1,000.00	$39,625.33	$1.88	$21,079,625.33	$1,001.88
Total	$85,898,546.39	$81.64	$140,773.47	$0.13	$86,039,319.86	$81.77

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$33,288,546.39	0.3148746	$0.00	0.0000000
Class B Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$21,040,000.00	1.0000000	$0.00	0.0000000
Total	$85,898,546.39	0.0816425	$0.00	0.0000000

Pool Information
Weighted Average APR	3.159%	3.160%
Weighted Average Remaining Term	20.69	19.99
Number of Receivables Outstanding	14,431	13,740
Pool Balance	$112,926,471.15	$104,109,882.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$106,941,101.38	$98,685,657.85
Pool Factor	0.1004398	0.0925981

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$5,424,224.36
Targeted Overcollateralization Amount	$26,466,779.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,109,882.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$5,621,599.30
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(5,621,599.30)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$147,740.86
(Recoveries)		105	$49,803.81
Net Loss for Current Collection Period			$97,937.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0407%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8706%
Second Prior Collection Period			0.4612%
Prior Collection Period			0.9090%
Current Collection Period			1.0830%
Four Month Average (Current and Prior Three Collection Periods)			0.8310%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,644	$11,920,777.79
(Cumulative Recoveries)			$2,033,847.59
Cumulative Net Loss for All Collection Periods			$9,886,930.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8794%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,271.34
Average Net Loss for Receivables that have experienced a Realized Loss			$2,713.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.02%	186	$2,103,215.78
61-90 Days Delinquent	0.20%	15	$212,539.09
91-120 Days Delinquent	0.02%	2	$16,464.33
Over 120 Days Delinquent	0.35%	25	$369,178.74
Total Delinquent Receivables	2.59%	228	$2,701,397.94

Repossession Inventory:
Repossessed in the Current Collection Period		11	$118,639.37
Total Repossessed Inventory		16	$174,458.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3972%
Prior Collection Period			0.4227%
Current Collection Period			0.3057%
Three Month Average			0.3752%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5746%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer